PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2024	2023
Computers	1,445	1,334
Office furniture and equipment	709	670
Molds	3,020	2,592
Leasehold improvements	1,333	1,243
	6,507	5,839
Less: accumulated depreciation	(4,185)	(3,457)
Total property and equipment, net	2,322	2,382

Total depreciation and amortization in respect of property and equipment were $728, $623 and $680 for the years ended December 31, 2024, 2023 and 2022, respectively.